Income Taxes (Details 6) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Taxes
Net deferred income tax assets	$ 110,977	671,824	641,208
Net deferred income tax assets relate to tax benefits	46,262	280,059
Net deferred income tax assets relate to tax benefits of gross tax loss carryforwards	88,982	538,670
Net deferred income tax assets relate to tax benefits of provision for inventory purchase commitment	$ 33,001	199,781